Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 17 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a. Research and development expenses – net

	Year ended December 31,
(in thousands)	2024	2023	2022
Payroll and related expenses	$3,078	$5,265	$6,371
Research and development services	5,039	9,853	8,264
Materials	553	1,880	2,044
Share Based Compensation	916	524	876
Depreciation	497	802	740
Other	540	911	1,605
	10,623	19,235	19,900
Israel Innovation Authority participation in research and development costs and royalties payable	-	(223)	(1,207)
	$10,623	$19,012	$18,693

b. General and administrative expenses

	Year ended December 31,
(in thousands)	2024	2023	2022
Payroll expenses	$831	$912	$1,289
Compensation to directors	1,216	887	681
Professional fees	1,029	969	1,294
Office maintenance and office expenses	105	906	402
Insurance	351	567	895
Share Based Compensation	1,149	1,427	1,836
Other	232	471	707
	$4,913	$6,139	$7,104

c. Other expenses (income)

	Year ended December 31,
(in thousands)	2024	2023	2022
Loss on disposal group of assets held for sale	$957	$4,244	$-
Income from cancelation of uncertain tax positions	(605)	-	-
	$352	$4,244	$-

d. Finance income (expenses), net

	Year ended December 31,
(in thousands)	2024	2023	2022
Interest income	$1,069	$1,565	$835
(Loss) income related to marketable securities	-	-	(1,983)
Exchange differences, net	(182)	(1,224)	(4,101)
Bank commissions and other expenses	(13)	(14)	(14)
	$874	$327	$(5,263)